Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash (Note 6)	$ 5,756	$ 7,406
Prepaid expenses	8,489	9,236
Total Current assets	14,245	16,642
Non-current assets
Investment in Forum Energy Limited (Note 7)	8,568,094	2,461,931
Assets	8,582,339	2,478,573
Current liabilities
Trade and accrued payables	41,607	17,049
Short term loan (Note 9)	895,637	678,155
Total Current liabilities	937,244	695,204
Shareholders' Equity
Share capital (Note 8)	17,620,625	17,620,625
Contributed surplus (Note 8)	3,058,063	3,058,063
Accumulated other comprehensive income (Note 7)	6,106,163	0
Deficit	(19,139,756)	(18,895,319)
Total Stockholders equity	7,645,095	1,783,369
Total Liabilities and stockholder equity	$ 8,582,339	$ 2,478,573